Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables.
Schedule of trade and other receivables

	2025	2024
Bullion sales receivable	7,718	4,095
VAT receivables	3,864	8,164
Deposits for stores, equipment and other receivables	289	416
	11,871	12,675